BASIS OF PREPARATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 2,453,673		$ 2,453,673		$ 2,501,986
Cash held in trust	493,384		493,384		2,973,500
Restricted cash and cash equivalents	2,000,000		2,000,000		2,000,000
Digital currency	2,462,683		2,462,683		753,211
Profit (loss)	26,464,717	$ 7,711,199	39,421,781	$ 14,672,355
Retained earnings	121,001,609		121,001,609		81,579,828
Total Liabilities	44,676,366		44,676,366		$ 29,890,007
Special-warrant financing proceeds	$ 24,770,454		$ 24,770,454
Subsidiaries Name 1 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary			Bitzero Blockchain Inc.
Subsidiaries Name 2 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary			Exanorth AS and Zetanorth AS
Subsidiaries Name 3 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary			Bitzero Inc.
Subsidiaries Name 4 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary			Bitzero ND I, LLC
Subsidiaries Name 5 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary			Bitzero ND II, LLC
Subsidiaries Name 6 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary			Bitzero Finland Oy